Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Summary of trade and other payables

	2023 GBPm	2024 GBPm
Trade payables	171	223
Accruals	842	851
Social security and other taxes	174	181
Other payables	487	539
Deferred income	2,297	2,328
Total	3,971	4,122